Note 7: Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 7: Accrued Liabilities

Note 7: Accrued Liabilities

(Dollars in millions)	2011	2010
Advances on sales contracts and service billings	$5,028	$5,203
Accrued salaries, wages and employee benefits	1,910	1,918
Service and warranty accruals	702	449
Income taxes payable	547	504
Litigation and contract matters	535	577
Interest payable	325	294
Accrued restructuring costs	248	358
Accrued workers compensation	215	210
Accrued property, sales and use taxes	197	209
Other	2,580	2,525

	$12,287	$12,247